SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 12 – SEGMENT INFORMATION

The Company has one business activity and derives its revenue from the design, development, manufacturing and sale of a portfolio of advanced lithium-ion energy storage solutions for electrification of a range of industrial commercial sectors which include material handling and airport ground support equipment. Accordingly, the Company operates as a single operating and reporting segment. The Company’s chief operating decision maker (the “CODM”) is its Chief Executive Officer. The CODM reviews financial information including operating results and assets on a consolidated basis.

When evaluating the Company’s financial performance and making strategic decisions, the CODM uses net income (loss) and Adjusted EBITDA to assess performance and allocate financial, capital and personnel resources. Net income (loss) and Adjusted EBITDA are used in the annual operating plan and forecasting process as well as ongoing decisions driven by the monthly or quarterly reviews of the plan versus actual results.

The table below is a summary of the segment profit or loss, including significant segment expenses, for the periods presented:

	Three months ended March 31,		Nine months ended March 31,
	2026	2025	2026	2025
Revenues	$6,588,000	$16,742,000	$33,884,000	$49,697,000
Less:
Cost of sales	4,788,000	11,455,000	23,424,000	33,729,000
General and administrative	3,158,000	4,577,000	9,846,000	13,822,000
Selling and marketing	767,000	892,000	2,047,000	2,245,000
Research and development	623,000	1,147,000	2,196,000	3,419,000
Depreciation	243,000	248,000	745,000	750,000
Interest expense (net)	184,000	362,000	762,000	1,227,000
Net loss	$(3,175,000)	$(1,939,000)	$(5,136,000)	$(5,495,000)

Assets provided to the CODM are consistent with those reported on the consolidated balance sheets. All long-lived assets are held in the United States, and revenues and net losses are solely generated from operations in the United States.

NOTE 13 – SEGMENT INFORMATION

The Company has one business activity and derives its revenue from the design, development, manufacturing, and sale of a portfolio of advanced lithium-ion energy storage solutions for electrification of a range of industrial commercial sectors which include material handling, airport ground support equipment (“GSE”), and stationary energy storage. Accordingly, the Company operates as a single operating and reporting segment. The Company’s chief operating decision maker (the “CODM”) is its Chief Executive Officer. The CODM reviews financial information including operating results and assets on a consolidated basis.

When evaluating the Company’s financial performance and making strategic decisions, the CODM uses net income (loss) and Adjusted EBITDA to assess performance and allocate financial, capital and personnel resources. Net income (loss) and Adjusted EBITDA are used in the annual operating plan and forecasting process as well as ongoing decisions driven by the monthly or quarterly reviews of the plan versus actual results.

The table below is a summary of the segment profit or loss, including significant segment expenses, for the periods presented:

	Year ended June 30,
	2025	2024
Revenues	$66,434,000	$60,824,000
Less:
Cost of sales	44,694,000	43,591,000
General and administrative	18,337,000	15,669,000
Selling and marketing	2,965,000	2,218,000
Research and development	4,464,000	4,916,000
Depreciation	1,002,000	1,045,000
Interest	1,646,000	1,718,000
Net loss	$(6,674,000)	$(8,333,000)

Assets provided to the CODM are consistent with those reported on the consolidated balance sheets. All long-lived assets are held in the United States, and revenues and net losses are solely generated from operations in the United States.